Additional Balance Sheet Information	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Additional Balance Sheet Information
Additional Balance Sheet Information
4.	Additional Balance Sheet Information

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,	June 30,
	2022	2023
Prepaid expenses	$133	$464
Other receivables	67	36
Revolving line of credit issuance fees	—	97
Other	4	—
Prepaid expenses and other current asset	$204	$597

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31,	June 30,
	2022	2023
Accounts payable	$975	$3,537
Accrued liabilities	1,359	1,064
Employee compensation	291	384
Other	27	37
Accounts payable and accrued expenses	$2,652	$5,022

4. Additional Balance Sheet Information

Prepaid expenses and other current assets consist of the following (in thousands) as of December 31:

	December 31,
	2021	2022
Prepaid expenses	$172	$133
Other receivables	67	67
Other current assets	22	4
Prepaid expenses and other current assets	$261	$204

Accounts payable and accrued expenses consists of the following (in thousands) as of December 31:

	December 31,
	2021	2022
Accounts payable	$1,687	$975
Accrued liabilities	248	1,359
Employee compensation	240	291
Other	27	27
Accounts payable and accrued expenses	$2,202	$2,652